Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-0619
1.9867772.103

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 20.1%
American Campus Communities, Inc.	20,183	$952,638
American Homes 4 Rent Class A	37,932	909,609
Apartment Investment & Management Co. Class A	22,893	1,129,998
AvalonBay Communities, Inc.	20,401	4,099,173
Camden Property Trust (SBI)	14,233	1,432,551
Equity Residential (SBI)	54,489	4,164,049
Essex Property Trust, Inc.	9,676	2,733,470
Front Yard Residential Corp. Class B	7,198	71,332
Independence Realty Trust, Inc.	13,141	139,163
Invitation Homes, Inc.	49,847	1,239,196
Mid-America Apartment Communities, Inc.	16,775	1,835,353
UDR, Inc.	40,594	1,824,700
		20,531,232
REITs - Diversified - 10.2%
Apple Hospitality (REIT), Inc.	31,672	521,004
CorePoint Lodging, Inc.	5,894	73,675
Cousins Properties, Inc.	61,917	592,546
Digital Realty Trust, Inc.	30,612	3,603,339
Duke Realty Corp.	52,912	1,646,621
Liberty Property Trust (SBI)	21,791	1,081,705
NorthStar Realty Europe Corp.	7,341	130,890
PS Business Parks, Inc.	2,941	451,796
TIER REIT, Inc.	7,948	225,246
Vornado Realty Trust	25,538	1,765,697
Washington REIT (SBI)	11,773	332,470
		10,424,989
REITs - Health Care - 10.6%
HCP, Inc.	70,373	2,095,708
Healthcare Realty Trust, Inc.	18,486	570,848
LTC Properties, Inc.	5,849	263,556
Senior Housing Properties Trust (SBI)	35,016	281,178
Universal Health Realty Income Trust (SBI)	1,862	150,859
Ventas, Inc.	52,465	3,206,136
Welltower, Inc.	56,909	4,241,428
		10,809,713
REITs - Hotels - 7.2%
Ashford Hospitality Trust, Inc.	12,821	70,644
Chatham Lodging Trust	6,855	134,975
Chesapeake Lodging Trust	8,947	254,990
DiamondRock Hospitality Co.	29,662	322,129
Hersha Hospitality Trust	5,308	98,570
Hospitality Properties Trust (SBI)	24,259	630,734
Host Hotels & Resorts, Inc.	109,068	2,098,468
Park Hotels & Resorts, Inc.	29,637	950,755
Pebblebrook Hotel Trust	19,224	625,933
RLJ Lodging Trust	25,805	475,070
Ryman Hospitality Properties, Inc.	7,561	601,856
Summit Hotel Properties, Inc.	15,439	179,247
Sunstone Hotel Investors, Inc.	33,618	484,099
Xenia Hotels & Resorts, Inc.	16,579	358,935
		7,286,405
REITs - Management/Investment - 0.6%
American Assets Trust, Inc.	5,574	257,463
Retail Properties America, Inc.	31,444	386,447
		643,910
REITs - Manufactured Homes - 3.1%
Equity Lifestyle Properties, Inc.	13,244	1,545,575
Sun Communities, Inc.	12,723	1,565,947
		3,111,522
REITs - Office Property - 13.9%
Alexandria Real Estate Equities, Inc.	16,604	2,364,244
Boston Properties, Inc.	22,758	3,131,956
Brandywine Realty Trust (SBI)	26,052	400,940
Columbia Property Trust, Inc.	17,214	390,930
Corporate Office Properties Trust (SBI)	16,241	452,799
Douglas Emmett, Inc.	23,817	981,022
Easterly Government Properties, Inc.	8,963	161,334
Equity Commonwealth	17,937	570,397
Franklin Street Properties Corp.	15,804	124,219
Highwoods Properties, Inc. (SBI)	15,252	679,934
Hudson Pacific Properties, Inc.	22,729	792,333
JBG SMITH Properties	17,550	746,753
Kilroy Realty Corp.	14,871	1,143,729
Mack-Cali Realty Corp.	13,298	309,577
Paramount Group, Inc.	29,537	427,991
Piedmont Office Realty Trust, Inc. Class A	18,498	385,128
SL Green Realty Corp.	12,325	1,088,791
		14,152,077
REITs - Regional Malls - 9.1%
CBL & Associates Properties, Inc. (a)	25,539	25,794
Pennsylvania Real Estate Investment Trust (SBI) (a)	8,772	52,807
Simon Property Group, Inc.	45,509	7,904,916
Tanger Factory Outlet Centers, Inc.	13,831	249,788
Taubman Centers, Inc.	9,003	443,848
The Macerich Co.	15,594	625,943
		9,303,096
REITs - Shopping Centers - 7.2%
Acadia Realty Trust (SBI)	12,012	339,219
Brixmor Property Group, Inc.	43,986	786,470
DDR Corp.	21,129	279,748
Federal Realty Investment Trust (SBI)	10,953	1,466,059
Kimco Realty Corp.	62,067	1,079,345
Kite Realty Group Trust	12,337	194,801
Ramco-Gershenson Properties Trust (SBI)	11,812	143,280
Regency Centers Corp.	24,672	1,657,218
Retail Opportunity Investments Corp.	16,782	294,524
Seritage Growth Properties	4,096	182,641
Urban Edge Properties	17,690	328,503
Washington Prime Group, Inc. (a)	27,422	122,028
Weingarten Realty Investors (SBI)	17,617	509,836
		7,383,672
REITs - Storage - 8.4%
CubeSmart	27,441	875,642
Extra Space Storage, Inc.	18,751	1,944,291
Life Storage, Inc.	6,868	654,452
National Storage Affiliates Trust	8,348	244,262
Public Storage	22,104	4,888,963
		8,607,610
REITs - Warehouse/Industrial - 9.1%
EastGroup Properties, Inc.	5,382	615,324
First Industrial Realty Trust, Inc.	18,644	657,574
Prologis, Inc.	92,848	7,118,656
QTS Realty Trust, Inc. Class A	8,105	367,562
Rexford Industrial Realty, Inc.	14,260	540,311
		9,299,427

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		101,553,653

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc.	2,258	75,643
TOTAL COMMON STOCKS
(Cost $101,811,319)		101,629,296

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.49% (b)	333,384	333,451
Fidelity Securities Lending Cash Central Fund 2.49% (b)(c)	110,142	110,153
TOTAL MONEY MARKET FUNDS
(Cost $443,604)		443,604
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $102,254,923)		102,072,900
NET OTHER ASSETS (LIABILITIES) - 0.0%(d)		(30,447)
NET ASSETS - 100%		$102,042,453

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	June 2019	$442,275	$15,109	$15,109

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Includes $18,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,325
Fidelity Securities Lending Cash Central Fund	2,026
Total	$3,351

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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